Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Components of Operating Expenses
The components of operating expenses include the following:

	Three months ended June 30,		Six months ended June 30,

	2021	2020	2021	2020
Salaries, commissions and allowances	608	531	1,192	1,092
Share-based payments	16	18	34	35
Post-employment benefits	37	35	74	68
Total staff costs	661	584	1,300	1,195
Goods and services (1)	279	252	567	582
Content	67	63	138	131
Telecommunications	11	14	23	26
Facilities	12	13	24	32
Fair value adjustments (2)	6	3	2	(20)
Total operating expenses	1,036	929	2,054	1,946

(1)	Goods and services include professional fees, consulting and outsourcing services, contractors, selling and marketing, and other general and administrative costs.
(2)	Fair value adjustments primarily represent gains or losses due to changes in foreign currency exchange rates on intercompany balances that arise in the ordinary course of business.